Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
8.	Property, plant and equipment, net

	As of December 31,
	2023	2024
	RMB	RMB
Buildings	1,158	13,084
Leasehold improvements	46,310	46,310
Furniture and office equipment	2,547	2,439
Motor vehicles	1,357	1,133
Properties held for lease	3,587	2,890
Total Property, plant and equipment	54,959	65,856
Less: Accumulated depreciation	(50,801)	(50,464)
Total Property, plant and equipment, net	4,158	15,392

Depreciation expenses were RMB2,744, RMB697 and RMB463 for the years ended December 31, 2022, 2023 and 2024, respectively.